Supplement to the
Fidelity® SAI Sustainable Sector Fund and Fidelity® SAI Sustainable U.S. Equity Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Fidelity® SAI Sustainable Sector Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Kenyon Hunt as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	7
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$421	none	$68
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Sustainable Sector Fund ($417 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® SAI Sustainable Sector Fund beneficially owned by Mr. Hunt was none.
The following table provides information relating to other accounts managed by Anthony Italiano as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	18
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$423	none	$24
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Sustainable Sector Fund ($417 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® SAI Sustainable Sector Fund beneficially owned by Mr. Italiano was none.
The following table provides information relating to other accounts managed by Michael Robertson as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$494	none	$12
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Sustainable Sector Fund ($417 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® SAI Sustainable Sector Fund beneficially owned by Mr. Robertson was none.
The following table provides information relating to other accounts managed by Stacie Wang as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$417	none	$59
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Sustainable Sector Fund ($417 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® SAI Sustainable Sector Fund beneficially owned by Ms. Wang was none.
The following information supplements information for Fidelity® SAI Sustainable U.S. Equity Fund found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Preeti Sayana as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$983	$55	$5
Assets Managed with Performance-Based Advisory Fees (in millions)	$171	none	none
* Includes Fidelity® SAI Sustainable U.S. Equity Fund ($303 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® SAI Sustainable U.S. Equity Fund beneficially owned by Ms. Sayana was none.

EFS-SSTK-0825-101-1.9911707.101	August 28, 2025

Supplement to the
Fidelity® Sustainable U.S. Equity Fund
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Preeti Sayana as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$983	$55	$5
Assets Managed with Performance-Based Advisory Fees (in millions)	$171	none	none
* Includes Fidelity® Sustainable U.S. Equity Fund ($29 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® Sustainable U.S. Equity Fund beneficially owned by Ms. Sayana was none.

SUS-SSTK-0825-102-1.9905032.102	August 28, 2025

Supplement to the
Fidelity® Sustainable U.S. Equity Fund
Class A, Class M, Class C, Class I, and Class Z
July 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Preeti Sayana as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$983	$55	$5
Assets Managed with Performance-Based Advisory Fees (in millions)	$171	none	none
* Includes Fidelity® Sustainable U.S. Equity Fund ($29 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Fidelity® Sustainable U.S. Equity Fund beneficially owned by Ms. Sayana was none.

ASUS-SSTK-0825-102-1.9905033.102	August 28, 2025